Condensed Consolidating Statement of Operation (Detail) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011		Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Rental income																	$ 117,409,622	$ 91,011,558	$ 84,097,016
Interest on secured loans																	4,633,476	5,193,144	5,171,971
Interest and other income																	1,128,958	843,794	133,286
Total revenues	31,330,000	[1]	31,502,000	[2]	31,109,000	[3]	29,231,000	[4]	27,384,000	[5]	22,994,000	[6]	25,835,000	20,835,000	[7]		123,172,056	97,048,496	89,402,273
Expenses
Interest expense																	50,982,727	38,666,855	23,729,753
Depreciation and amortization																	26,891,811	20,271,762	17,246,373
General and administrative																	16,506,013	11,422,407	9,822,647
Transaction costs																	6,707,803	5,493,099	1,578,225
Loss on impairment	5,000,000		1,800,000		3,700,000		700,000		5,200,000		900,000						11,116,862	5,232,805	96,000
Reserve for uncollectible secured loan receivables	200,000		2,800,000														6,531,506	1,512,305	750,000
Change in fair value of derivatives																	0	0	(2,931,309)
Gain on sale of assets, net																		(1,170,991)	(511,552)
Loss on debt extinguishment																	28,244	3,806,513	2,295,562
Other expenses																	400,353	266,902
Total expenses																	119,165,319	85,501,657	52,075,699
(Loss) income before discontinued operations																	4,006,737	11,546,839	37,326,574
Discontinued operations																	4,586,692	(233,715)	656,146
Distributions and accretion on Class E Preferred Units																			(17,371,893)
Net income attributable to noncontrolling interests																	(3,455,081)	(5,107,353)	(16,779,731)
Net income (loss) allocable to common units	(1,807,000)	[1]	1,130,000	[2]	2,255,000	[3]	3,560,000	[4]	1,293,000	[5]	171,000	[6]	3,809,000	933,000	[7]		5,138,348	6,205,771	3,831,096
Unrealized (loss) on derivative instruments																4,094,432	(475,990)	(7,391,774)	4,094,432
Total comprehensive income (loss)																	8,117,439	3,921,350	42,077,152
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Revenues
Rental income																	117,409,622	91,011,558	84,097,016
Interest on secured loans																	4,633,476	5,193,144	5,171,971
Interest and other income																	1,128,958	843,794	133,286
Total revenues																	123,172,056	97,048,496	89,402,273
Expenses
Interest expense																	50,982,727	38,666,855	23,729,753
Depreciation and amortization																	26,891,811	20,271,762	17,246,373
General and administrative																	16,506,013	11,422,407	9,822,647
Transaction costs																	6,707,803	5,493,099	1,578,225
Loss on impairment																	11,116,862	5,232,805	96,000
Reserve for uncollectible secured loan receivables																	6,531,506	1,512,305	750,000
Change in fair value of derivatives																			(2,931,309)
Gain on sale of assets, net																		(1,170,991)	(511,553)
Loss on debt extinguishment																	28,244	3,806,513	2,295,562
Other expenses																	400,353	266,902
Total expenses																	119,165,319	85,501,657	52,075,698
(Loss) income before discontinued operations																	4,006,737	11,546,839	37,326,575
Discontinued operations																	4,586,692	(233,715)	656,145
Net (loss) income																	8,593,429	11,313,124	37,982,720
Distributions and accretion on Class E Preferred Units																			(17,371,893)
Net income attributable to noncontrolling interests																			(241,622)
Net income (loss) allocable to common units																	8,593,429	11,313,124	20,369,205
Unrealized (loss) on derivative instruments																	(475,990)	(7,391,774)	4,094,432
Total comprehensive income (loss)																	8,117,439	3,921,350	24,463,637
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Issuers
Revenues
Interest on secured loans																	1,490,189	2,234,012	1,384,731
Interest and other income																	3,676	18,226	20,132
Total revenues																	1,493,865	2,252,238	1,404,863
Expenses
Interest expense																	30,109,091	20,458,737	305,547
General and administrative																	6,433,853	4,116,570	3,576,085
Transaction costs																	4,170,855	1,398,566	101,007
Reserve for uncollectible secured loan receivables																	6,531,506	1,426,149	750,000
Loss on debt extinguishment																			14,900
Total expenses																	47,245,305	27,400,022	4,747,539
(Loss) income before discontinued operations																	(45,751,440)	(25,147,784)	(3,342,676)
Net (loss) income																	(45,751,440)	(25,147,784)	(3,342,676)
Distributions and accretion on Class E Preferred Units																			(17,371,893)
Net income attributable to noncontrolling interests																			(241,622)
Equity in income (loss) of subsidiaries																	54,344,869	36,460,908	41,325,396
Net income (loss) allocable to common units																	8,593,429	11,313,124	20,369,205
Total comprehensive income (loss)																	8,593,429	11,313,124	20,369,205
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Subsidiary Guarantors
Revenues
Rental income																	57,115,293	45,970,474	44,994,208
Interest on secured loans																	1,297,414	1,044,074	1,738,619
Interest and other income																	623,749	818,109	98,206
Total revenues																	59,036,456	47,832,657	46,831,033
Expenses
Interest expense																			860,212
Depreciation and amortization																	13,895,464	10,858,764	9,260,769
General and administrative																	270,160	64,430	119,462
Transaction costs																	920,057	3,223,398	16,504
Loss on impairment																	9,733,197	3,842,771	96,000
Reserve for uncollectible secured loan receivables																		86,156
Gain on sale of assets, net																		(1,170,991)	(511,553)
Loss on debt extinguishment																			690,615
Other expenses																	400,353	266,902
Total expenses																	25,219,231	17,171,430	10,532,009
(Loss) income before discontinued operations																	33,817,225	30,661,227	36,299,024
Discontinued operations																	331,589	(84,060)	729,723
Net (loss) income																	34,148,814	30,577,167	37,028,747
Net income (loss) allocable to common units																	34,148,814	30,577,167	37,028,747
Total comprehensive income (loss)																	34,148,814	30,577,167	37,028,747
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Subordinated Subsidiary Guarantors
Revenues
Rental income																	58,125,800	43,672,450	38,871,951
Interest on secured loans																	1,845,873	1,915,058	2,048,621
Interest and other income																	501,455	7,459	14,948
Total revenues																	60,473,128	45,594,967	40,935,520
Expenses
Interest expense																	20,148,411	17,743,684	22,486,033
Depreciation and amortization																	12,440,173	9,084,911	7,930,923
General and administrative																	9,757,830	7,237,595	6,125,975
Transaction costs																	1,578,981	871,135	1,459,416
Loss on impairment																	1,383,665	1,390,034
Change in fair value of derivatives																			(2,931,309)
Loss on debt extinguishment																	28,244	3,806,513	1,590,047
Total expenses																	45,337,304	40,133,872	36,661,085
(Loss) income before discontinued operations																	15,135,824	5,461,095	4,274,435
Net (loss) income																	15,135,824	5,461,095	4,274,435
Net income (loss) allocable to common units																	15,135,824	5,461,095	4,274,435
Unrealized (loss) on derivative instruments																	(475,990)	(7,391,774)	4,094,432
Total comprehensive income (loss)																	14,659,834	(1,930,679)	8,368,867
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Non-Guarantor Subsidiaries
Revenues
Rental income																	2,168,529	1,368,634	230,857
Interest and other income																	78
Total revenues																	2,168,607	1,368,634	230,857
Expenses
Interest expense																	725,225	464,434	77,961
Depreciation and amortization																	556,174	328,087	54,681
General and administrative																	44,170	3,812	1,125
Transaction costs																	37,910		1,298
Total expenses																	1,363,479	796,333	135,065
(Loss) income before discontinued operations																	805,128	572,301	95,792
Discontinued operations																	4,255,103	(149,655)	(73,578)
Net (loss) income																	5,060,231	422,646	22,214
Net income (loss) allocable to common units																	5,060,231	422,646	22,214
Total comprehensive income (loss)																	5,060,231	422,646	22,214
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Eliminations
Expenses
Equity in income (loss) of subsidiaries																	(54,344,869)	(36,460,908)	(41,325,396)
Net income (loss) allocable to common units																	(54,344,869)	(36,460,908)	(41,325,396)
Total comprehensive income (loss)																	$ (54,344,869)	$ (36,460,908)	$ (41,325,396)

[1]	The results include $5.0 million of impairment and $0.2 million of reserve for uncollectible loan receivables in the fourth quarter.
[2]	The results include $1.8 million of impairment and $2.8 million of reserve for uncollectible loan receivables in the third quarter.
[3]	The results include $3.7 million of impairment in the second quarter.
[4]	The results include $0.7 million of impairment in the first quarter.
[5]	The results include $5.2 million of impairment recognized in the fourth quarter.
[6]	The results include $3.5 million in straight-line rent write-offs, $2.2 million of indemnity expense related to an operator transition, and $0.9 million of impairment recognized in the third quarter.
[7]	The results include $3.0 million in straight-line rent write-offs and $3.1 million in deferred financing costs write-offs in connection with the senior note issuance during the first quarter.